BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 37.2%
Brazil - 3.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,180,000	BRL	$423,352
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	1,100,000	BRL	207,952
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	1,160,000	BRL	214,450
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	860,000	BRL	155,935

Total Brazil					1,001,689

Colombia - 5.5%
Colombian TES, Bonds	7.000%	3/26/31	1,940,000,000	COP	372,969
Colombian TES, Bonds	9.250%	5/28/42	4,890,000,000	COP	953,809
Colombian TES, Bonds	7.250%	10/26/50	880,000,000	COP	135,403

Total Colombia					1,462,181

Mexico - 12.5%
Mexican Bonos, Bonds	8.000%	11/7/47	10,700,000	MXN	505,514
Mexican Bonos, Bonds	8.000%	7/31/53	11,800,000	MXN	552,932
Mexican Bonos, Senior Notes	8.500%	5/31/29	14,600,000	MXN	783,956
Mexican Bonos, Senior Notes	8.500%	11/18/38	15,500,000	MXN	784,512
Mexican Bonos, Senior Notes	7.750%	11/13/42	15,200,000	MXN	702,981

Total Mexico					3,329,895

New Zealand - 0.7%
New Zealand Government Bond	2.750%	5/15/51	490,000	NZD	179,126

Russia - 1.1%
Russian Federal Bond - OFZ	7.650%	4/10/30	89,700,000	RUB	292,803	*(a)

South Africa - 4.3%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	14,299,569	ZAR	426,863
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	19,900,000	ZAR	730,783

Total South Africa					1,157,646

United Kingdom - 9.3%
United Kingdom Gilt, Bonds	3.250%	1/31/33	1,200,000	GBP	1,335,026	(b)
United Kingdom Gilt, Bonds	1.250%	7/31/51	2,060,000	GBP	1,142,260	(b)

Total United Kingdom					2,477,286

TOTAL SOVEREIGN BONDS (Cost - $11,225,736)					9,900,626

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 32.2%
U.S. Government Obligations - 32.2%
U.S. Treasury Bonds	2.250%	2/15/52	1,240,000		761,365
U.S. Treasury Bonds	3.000%	8/15/52	1,570,000		1,144,444
U.S. Treasury Bonds	4.125%	8/15/53	1,320,000		1,198,519

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2023 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%)	4.931%	1/31/25	990,000	$991,516	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.125%)	5.528%	7/31/25	660,000	659,465	(c)
U.S. Treasury Notes	1.875%	2/15/32	760,000	617,470
U.S. Treasury Notes	3.500%	2/15/33	3,480,000	3,193,444

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $9,206,688)				8,566,223

MORTGAGE-BACKED SECURITIES - 19.7%
FHLMC - 6.5%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/52 - 11/1/52	441,684	417,359
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52 - 10/1/52	703,324	646,473
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	672,098	650,553

Total FHLMC				1,714,385

FNMA - 6.0%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	589,114	541,494
Federal National Mortgage Association (FNMA)	5.000%	10/1/52 - 12/1/52	629,869	595,092
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	486,324	470,735

Total FNMA				1,607,321

GNMA - 7.2%
Government National Mortgage Association (GNMA) II	5.500%	2/20/53 - 6/20/53	1,537,647	1,493,846
Government National Mortgage Association (GNMA) II	5.000%	6/20/53	437,298	414,757

Total GNMA				1,908,603

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,417,875)				5,230,309

CORPORATE BONDS & NOTES - 6.9%
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 3.8%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	540,000	528,967
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	500,000	489,055

TOTAL CONSUMER DISCRETIONARY				1,018,022

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	420,000	249,043

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 2.1%
Banks - 2.1%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	6.084%	3/14/25	550,000	$551,503	(c)(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $1,847,535)				1,818,568

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $27,697,834)				25,515,726

			SHARES
SHORT-TERM INVESTMENTS - 3.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $885,804)	5.270%		885,804	885,804	(e)(f)

TOTAL INVESTMENTS - 99.3% (Cost - $28,583,638)				26,401,530
Other Assets in Excess of Liabilities - 0.7%				194,859

TOTAL NET ASSETS - 100.0%				$26,596,389

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	The coupon payment on this security is currently in default as of September 30, 2023.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $885,804 and the cost was $885,804 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2023 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
GBP	— British Pound
MXN	— Mexican Peso
NZD	— New Zealand Dollar
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
ZAR	— South African Rand

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	29	12/23	$3,326,157	$3,235,313	$(90,844)
United Kingdom Long Gilt Bonds	10	12/23	1,173,806	1,148,846	(24,960)

Net unrealized depreciation on open futures contracts					$(115,804)

At September 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	200,000	USD	44,430	Goldman Sachs Group Inc.	10/17/23	$(1,780)
MYR	200,000	USD	44,425	Goldman Sachs Group Inc.	10/17/23	(1,775)
MYR	400,000	USD	88,094	Goldman Sachs Group Inc.	10/17/23	(2,795)
USD	66,401	MYR	300,000	Goldman Sachs Group Inc.	10/17/23	2,427
BRL	2,790,000	USD	581,723	HSBC Securities Inc.	10/19/23	(28,314)
BRL	4,970,000	USD	1,036,929	HSBC Securities Inc.	10/19/23	(51,107)
USD	117,049	BRL	560,000	HSBC Securities Inc.	10/19/23	5,971
USD	2,697,547	BRL	13,150,000	HSBC Securities Inc.	10/19/23	89,185
USD	121,733	CAD	160,000	Citibank N.A.	10/25/23	3,890
CAD	60,000	USD	45,380	HSBC Securities Inc.	10/25/23	(1,189)
MXN	5,700,000	USD	325,804	Citibank N.A.	10/27/23	(327)
USD	6,286,289	MXN	107,400,000	Citibank N.A.	10/27/23	153,620
MXN	50,800,000	USD	2,958,985	HSBC Securities Inc.	10/27/23	(58,244)
USD	415,646	MXN	7,100,000	Morgan Stanley & Co. Inc.	10/27/23	10,228
COP	4,030,000,000	USD	975,999	JPMorgan Chase & Co.	10/30/23	2,399
USD	2,556,693	COP	10,440,000,000	JPMorgan Chase & Co.	10/30/23	22,083
USD	157,625	EUR	150,000	JPMorgan Chase & Co.	11/7/23	(1,227)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	564,195	EUR	510,000	JPMorgan Chase & Co.	11/7/23	$24,100
USD	1,096,091	ZAR	21,000,000	HSBC Securities Inc.	11/15/23	(8,388)
USD	206,904	CNH	1,490,000	JPMorgan Chase & Co.	11/17/23	2,329
AUD	210,000	USD	135,496	JPMorgan Chase & Co.	12/6/23	(160)
USD	2,778,799	GBP	2,210,000	JPMorgan Chase & Co.	12/8/23	81,153
INR	10,000,000	USD	119,676	Barclays Bank PLC	12/11/23	344
JPY	64,000,000	USD	440,541	JPMorgan Chase & Co.	12/15/23	(6,707)
USD	185,318	NZD	310,000	Barclays Bank PLC	1/12/24	(481)
NOK	3,000,000	USD	279,033	Morgan Stanley & Co. Inc.	1/18/24	2,295

Net unrealized appreciation on open forward foreign currency contracts						$237,530

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

6

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$9,900,626	—	$9,900,626
U.S. Government & Agency Obligations	—	8,566,223	—	8,566,223
Mortgage-Backed Securities	—	5,230,309	—	5,230,309
Corporate Bonds & Notes	—	1,818,568	—	1,818,568

Total Long-Term Investments	—	25,515,726	—	25,515,726

Short-Term Investments†	$885,804	—	—	885,804

Total Investments	$885,804	$25,515,726	—	$26,401,530

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$400,024	—	$400,024

Total	$885,804	$25,915,750	—	$26,801,554

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$115,804	—	—	$115,804
Forward Foreign Currency Contracts††	—	$162,494	—	162,494

Total	$115,804	$162,494	—	$278,298

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

8

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate
	Value at
	December 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$251,734	$43,329,553	43,329,553	$42,695,483	42,695,483

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$48,270	—	$885,804

9